TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.

Please retain this supplement with your Prospectus.

TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Statements of Additional Information dated December 28, 2012

1.	The following information replaces the first sentence of the third paragraph under “Management—The Trust’s Leadership Structure” on page B-5:

The Board is currently composed of eight Independent Trustees.

2.	The following disclosure is added between the sixth and seventh entries in the table under “Management—The Trust’s Leadership Structure” on pages B-6 and B-7:

Name, Age and Address[2]	Position(s) Held with Trust	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee[5]
James F. Regan Age: 47	Trustee	Since January 2013	President and Chief Executive Officer (since 2009), Vice President and Chief Financial Officer (1996-2008), Digital Federal Credit Union	3	None

3.	The following is added to the end of the paragraph under “Management—Trustee Experience, Qualifications, Attributes and/or Skills” on page B-7:

Mr. Regan is currently a credit union executive and has nearly twenty years of experience in the credit union industry.

4.	Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Statements of Additional Information.

Please retain this supplement with your Statement of Additional Information.